ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 4,038	$ 3,084		$ 2,135
Other comprehensive income (loss)		109	133		(309)
Ownership changes	[1]		(148)
Unit issuance / reorganization	[2]		265
Ending balance		6,064	4,038		3,084
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,206	0		0
Other comprehensive income (loss)		29	(8)
Ownership changes	[1]		3
Unit issuance / reorganization	[2]		1,022
Ending balance		$ 1,585	$ 1,206		$ 0
Number of shares issued (in shares)		66,185,798	51,845,298		0
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		63,095,497	56,150,497		0
Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 0	$ 1,787		$ 1,500
Other comprehensive income (loss)			50		(163)
Unit issuance / reorganization	[2]		(1,867)
Ending balance		$ 0	$ 0		$ 1,787
Number of shares issued (in shares)		4	4		0
Equity attributable to owners of parent and special limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		8
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (148)	$ 0
Other comprehensive income (loss)			(21)
Ownership changes		37	0
Unit issuance / reorganization			(127)
Ending balance		(111)	(148)		$ 0
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(205)	0
Other comprehensive income (loss)		40	(24)
Ownership changes			0
Unit issuance / reorganization			(181)
Ending balance		(165)	(205)		0
Foreign currency translation | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0	(358)		(193)
Other comprehensive income (loss)			53		(176)
Ownership changes			(3)		11
Unit issuance / reorganization			308		0
Ending balance			0		(358)
Available for sale | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		4	0
Other comprehensive income (loss)			13
Ownership changes		2	0
Unit issuance / reorganization			(9)
Ending balance		6	4		0
Available for sale | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		2	0
Other comprehensive income (loss)		2	15
Ownership changes			0
Unit issuance / reorganization			(13)
Ending balance		4	2		0
Available for sale | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0	(35)		(12)
Other comprehensive income (loss)			13		(23)
Ownership changes			0		0
Unit issuance / reorganization			22		0
Ending balance			0		(35)
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		3	0
Other comprehensive income (loss)			0
Ownership changes		(10)	(2)
Unit issuance / reorganization			5
Ending balance		(7)	3		0
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		6	0
Other comprehensive income (loss)		(10)	1
Ownership changes			(2)
Unit issuance / reorganization			7
Ending balance		(4)	6		0
Other | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0	33		0
Other comprehensive income (loss)			(16)		36
Ownership changes			(5)		(3)
Unit issuance / reorganization			(12)		0
Ending balance			0		33
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]	(141)	0		0
Other comprehensive income (loss)	[3]	29	(8)
Ownership changes		29	(2)	[1],[3]
Unit issuance / reorganization	[2],[3]		(131)
Ending balance	[3]	(112)	(141)		0
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(197)	0
Other comprehensive income (loss)		32	(8)
Ownership changes			(2)
Unit issuance / reorganization			(187)
Ending balance		(165)	(197)		0
Accumulated other comprehensive income (loss) | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]	0	(360)		(205)
Other comprehensive income (loss)	[3]		50		(163)
Ownership changes			(8)		8
Unit issuance / reorganization			318	[2]	0
Ending balance	[3]	$ 0	$ 0		$ (360)

[1]	See Note 14 for additional information on ownership changes as it relates to interest of others in operating subsidiaries
[2]	See Note 1(b) and 2(b) for details regarding the spin-off and reorganization.
[3]	See Note 20 for additional information.